SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Nov. 30, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7
Demonstration Units [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10